Discontinued Operations - Schedule of Assets and Liabilities of the Discontinued Operations (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 31, 2024	Mar. 19, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets and Liabilities of the Discontinued Operations [Abstract]
Cash and cash equivalents	$ 4,327	$ 20	$ 20		$ 20
Other current assets	24,295	4,546	4,546		4,546
Noncurrent assets	4,028
Total assets of discontinued operations	32,650	4,566	4,566		4,566
Accrued expenses and other current liabilities	778	294	294		294
Amounts due to related parties	33,479	1,256	1,256		1,256
Total liabilities of discontinued operations	34,257	1,550	1,550		1,550
Total net assets	(1,607)	3,016
Total debts of discontinued operations waived by the Company	1,607
Total consideration received		1,569
Gain/Loss on sale of discontinued operations		$ 1,447		$ (1,603)	$ (317)	$ (6,328)